INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income Tax Benefit (Provision)

The income tax benefit (provision) consists of the following:

	2017	2016	2015

Current	$—	$—	$—
Deferred	5,063,000	(1,065,000)	(1,122,000)
Change in valuation allowance	(5,063,000)	1,065,000	1,122,000

	$—	$—	$—

Schedule of Reconciliation of Statutory Federal Rate to Effective Income Tax Rate

The reconciliation of the statutory federal rate to the Company’s effective income tax rate is as follows:

	2017		2016		2015
	Amount	%	Amount	%	Amount	%

Income tax benefit at U.S. federal income tax rate	$(1,955,000)	(34)	$(1,499,000)	(34)	$(1,647,000)	(34)
State tax, net of federal tax effect	(345,000)	(6)	(397,000)	(9)	(436,000)	(9)
Non-deductible share-based compensation	250,000	4	831,000	19	961,000	20
Tax rate change	7,113,000	124	—	—	—	—
Change in valuation allowance	(5,063,000)	(88)	1,065,000	24	1,122,000	23

	$—	—	$—	—	$—	—

Schedule of Components of Deferred Tax Assets

The components of deferred tax assets as of December 31, 2017 and 2016 are as follows:

	2017	2016

Deferred tax asset for NOL carryforwards	$10,440,000	$14,676,000
Share-based compensation	1,822,000	2,649,000
Valuation allowance	(12,262,000)	(17,325,000)

	$—	$—